Document and Entity Information	Feb. 05, 2024
Cover [Abstract]
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	JETMF
Security Exchange Name	NONE
Amendment Flag	true
Entity Central Index Key	0001846084
Document Type	8-K/A
Document Period End Date	Feb. 05, 2024
Entity Registrant Name	GLOBAL CROSSING AIRLINES GROUP INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-56409
Entity Tax Identification Number	98-1350261
Entity Address, Address Line One	4200 NW 36th Street
Entity Address, Address Line Two	Building 5A
Entity Address, Address Line Three	Miami International Airport
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33166
City Area Code	(786)
Local Phone Number	751-8503
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 to the Current Report of Global Crossing Airlines Group Inc. (“GlobalX” or the “Company”) on Form 8-K amends Item 5.02 of the Current Report on Form 8-K filed on February 5, 2024 solely to update the circumstances related to the reported event.